Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES
NOTE 17 -	RELATED PARTIES

a.	Transactions with related parties:

Transactions between the Company and its subsidiaries which are related parties of the Company, have been eliminated on consolidation and therefore are not disclosed in this note.

As of December 31, 2017, the Company does not have ultimate controlling party. The Company identifies the following entities, inter alia, as the Company’s related parties: York Capital Management Global Advisors, LLC (“York”) which holds approximate 19.6% of Company’s share capital and Davidson Kempner Capital Management LLC (“DK”) which holds approximate 14.3% of Company’s share capital.

As for the investment agreement in InSightec by York and other investors see note 5a.

b.	Benefits to key management personnel:

1.	a)	Insurance policy for the Company’s directors and officers:

The directors and officers of the Company and its subsidiaries (excluding PC and its subsidiaries which are covered under a separate policy - see b below), are covered by directors’ and officers’ liability insurance policy of up to USD 40 million per occurrence and in the aggregate during the duration of the policy. In addition, the directors and officers of the Company (excluding any subsidiary) are covered by additional directors’ and officers’ liability insurance policy of up to USD 20 million per occurrence and in the aggregate during the duration of the policy. The shareholders of the Company have approved the renewal of such policy and the purchase of another directors and officers’ liability insurance policy and the purchase of any other similar policy upon the expiration of such policies, provided that the coverage will not exceed certain premium and that the premium for the renewed policy(ies) will not exceed an amount representing an increase of 20% as compared to the previous year. The insurance policy of the Company will expire on March 1, 2019. In addition to the ongoing police, on the closing of the Company’s plan of Arrangement on February 20,2014 the Company’s then exiting on-going policy has been converted into a Run Off policy which will expired following the elapse of seven years thereafter (i.e., February 20, 2021).

b)	Insurance policy for PC’s directors and officers:

PC maintains Directors’ and Officers’ liability insurance policy, presently at the maximum amount of USD 60 million which will expire on November 1 2017. The new policy does not exclude past public offering and covers the risk that may be incurred by the Directors through public offerings of equity up to USD 50 million.

b.	Benefits to key management personnel (Cont.):

c)	Insurance policy for InSightec’s directors and officers:

InSightec’s directors and officers are covered by two insurance policies; (i) Run Off policy, which is valid for a period of 7 years commencing December 2012, covering damages that has occurred until December 2012 uo to USD 20 million, and (ii) a second policy covering damages that had occurred or might occur from December 2012 and on up to USD 60 million, and it precedes and does not have the right to participate in the policies of directors and officers held by any of the shareholders of InSightec, including a component of special coverage for risk management (up to an amount of USD 100 thousands) with worldwide coverage. InSightec’s directors and officers insurance includes a retroactive cover and contains a 7 year extended reporting period provision.

d)	Insurance policy for the Gamida’s directors and officers:

Gamida’s directors and officers are covered by D&O liability Insurance Policy. The policy covers claim first made against the insured during the policy period and notified to the insurer during the policy period for any wrongful act in the insured’s capacity as a director or officer of the company - all in accordance with the policy terms and conditions. The policy limit of liability is USD 6 million. Total aggregate for all loss, arising out of all claims made against all insured is under all insurance covers combined.

2.	As for directors’ indemnification - see note 13b1 – 13b6

3.	Options issued to related parties - see note 15.

c.	The following table presents the components of the Group related party transactions and benefit (including bonus) granted to the Group’s key management personnel:

	Year ended December 31,
	2017	2016	2015
	NIS in thousands
Benefits to key management personnel

Salaries, directors’ fees and bonuses	4,655	3,373	4,798
Termination benefits of former key personnel	200	-	-
Post-employment benefits	-	239	257
Amortization of stock based compensation expenses	399	53	866

	5,254	3,665	5,921

Number of recipients (excluding directors)	7	7	7

d.	Balances with related parties:

	December 31,
	2017	2016
	NIS in thousands
Liabilities:
The Company’s and PC’s traded notes	116,130	211,790
Benefits payable to key management personnel	3,499	2,114

	119,629	213,904